Loans and Allowance for Credit Losses - Summary of Impaired Loans by Portfolio Class (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Interest income recognized on impaired loans	$ 222
Interest income that would have been recognized on impaired loans at original contractual loan terms	$ 410